LEASE LIABILITIES (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Lease Liabilities
December 31, 2021 (6 months remaining)	$ 75,144	$ 149,407
December 31, 2022	154,416	154,416
December 31, 2023	160,631	160,631
December 31, 2024	167,587	167,587
December 31, 2025	167,537	167,537
2026 and thereafter	113,417	113,415
Operating Leases, Future Minimum Payments Due	838,732	912,993
Operating Leases, Future Minimum Payments Due	$ 838,732	$ 912,993